1. Operations (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018
TIM Celular S.A. ("TIM Celular") [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		100.00%
Net book assets value on business combination				R$ 17,035,254
Deferred income tax assets arising from tax losses	R$ 952,368
TIM Brasil Servicos e Participacoes S.A. ("TIM Brasil") [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		66.58%	66.58%